Summary of Significant Accounting Policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Other Repossessed Assets	$ 3,954	$ 5,510
Goodwill	112,739	72,334
Other Intangible Assets, Net	6,971	0
Average required reserve balance	$ 73,900	$ 64,800
Historical loss period used in estimating loan loss reserve	108 months	96 months
Reserve coverage period in historical losses	1 year 10 months 14 days	1 year 11 months 2 days
Compensating Balance, Amount	$ 0
Goodwill, Acquired During Period	$ 40,405
Commercial Loan
Accounting Policies [Line Items]
Reserve coverage period in historical losses	3 years 4 months 21 days	3 years 2 months 28 days
Consumer
Accounting Policies [Line Items]
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	0.0033	0.0034
Commercial Portfolio Segment [Member]
Accounting Policies [Line Items]
Financing Receivable, Allowance for Credit Losses, Factors that Influenced Management's Judgment	0.0035	0.0037